Share-based compensation - Disclosure of changes in PSUs and RSUs (Details)		12 Months Ended
	Jan. 17, 2021 shares	Dec. 31, 2023 EUR (€) shares	Dec. 31, 2022 EUR (€) shares	Dec. 31, 2021 EUR (€) shares
PSU TSR
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding shares unvested at the beginning of the period (in shares)		6,352,440	2,757,605	0
Outstanding shares unvested at the beginning of the period (in euros per share) | €		€ 13.09	€ 17.07	€ 0
Granted (in shares)		2,903,808	3,803,956	2,934,454
Granted (in euros per share) | €		€ 12.02	€ 10.38	€ 17.07
Vested (in shares)		0	0	0
Vested (in euros per share) | €		€ 0	€ 0	€ 0
Canceled (in shares)		0	0	0
Canceled (in euros per share) | €		€ 0	€ 0	€ 0
Forfeited (in shares)		(676,719)	(209,121)	(176,849)
Forfeited (in euros per share) | €		€ 12.43	€ 16.50	€ 17.07
Outstanding shares unvested at the end of the period (in shares)		8,579,529	6,352,440	2,757,605
Outstanding shares unvested at the end of the period (in euros per share) | €		€ 12.79	€ 13.09	€ 17.07
PSU Synergies
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding shares unvested at the beginning of the period (in shares)		6,352,440	2,757,605	0
Outstanding shares unvested at the beginning of the period (in euros per share) | €		€ 12.61	€ 14.55	€ 0
Granted (in shares)		56,890	3,803,956	2,934,454
Granted (in euros per share) | €		€ 16.14	€ 11.29	€ 14.55
Vested (in shares)		0	0	0
Vested (in euros per share) | €		€ 0	€ 0	€ 0
Canceled (in shares)		0	0	0
Canceled (in euros per share) | €		€ 0	€ 0	€ 0
Forfeited (in shares)		(439,100)	(209,121)	(176,849)
Forfeited (in euros per share) | €		€ 12.43	€ 14.27	€ 14.55
Outstanding shares unvested at the end of the period (in shares)		5,970,230	6,352,440	2,757,605
Outstanding shares unvested at the end of the period (in euros per share) | €		€ 12.64	€ 12.61	€ 14.55
PSU Compliance
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding shares unvested at the beginning of the period (in shares)		1,588,222	689,516	0
Outstanding shares unvested at the beginning of the period (in euros per share) | €		€ 12.61	€ 14.55	€ 0
Granted (in shares)		14,225	950,992	733,729
Granted (in euros per share) | €		€ 14.05	€ 11.29	€ 14.55
Vested (in shares)		0	0	0
Vested (in euros per share) | €		€ 0	€ 0	€ 0
Canceled (in shares)		0	0	0
Canceled (in euros per share) | €		€ 0	€ 0	€ 0
Forfeited (in shares)		(347,390)	(52,286)	(44,213)
Forfeited (in euros per share) | €		€ 12.59	€ 14.27	€ 14.55
Outstanding shares unvested at the end of the period (in shares)		1,255,057	1,588,222	689,516
Outstanding shares unvested at the end of the period (in euros per share) | €		€ 12.76	€ 12.61	€ 14.55
Performance Share Units Electrification (PSU Electrification) [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding shares unvested at the beginning of the period (in shares)		1,587,998	689,285	0
Outstanding shares unvested at the beginning of the period (in euros per share) | €		€ 12.61	€ 14.55	€ 0
Granted (in shares)		2,861,143	950,986	733,498
Granted (in euros per share) | €		€ 12.83	€ 11.29	€ 14.55
Vested (in shares)		0	0	0
Vested (in euros per share) | €		€ 0	€ 0	€ 0
Canceled (in shares)		0	0	0
Canceled (in euros per share) | €		€ 0	€ 0	€ 0
Forfeited (in shares)		(109,760)	(52,273)	(44,213)
Forfeited (in euros per share) | €		€ 12.43	€ 14.27	€ 14.55
Outstanding shares unvested at the end of the period (in shares)		4,339,381	1,587,998	689,285
Outstanding shares unvested at the end of the period (in euros per share) | €		€ 12.64	€ 12.61	€ 14.55
Performance Share Units Synergies (PSU AOI) [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding shares unvested at the beginning of the period (in shares)		0
Outstanding shares unvested at the beginning of the period (in euros per share) | €		€ 0
Granted (in shares)		3,795,870
Granted (in euros per share) | €		€ 12.88
Vested (in shares)		0
Vested (in euros per share) | €		€ 0
Canceled (in shares)		0
Canceled (in euros per share) | €		€ 0
Forfeited (in shares)		(316,827)
Forfeited (in euros per share) | €		€ 12.83
Outstanding shares unvested at the end of the period (in shares)		3,479,043	0
Outstanding shares unvested at the end of the period (in euros per share) | €		€ 12.83	€ 0
Performance Restricted Share Units (PRSU)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding shares unvested at the beginning of the period (in shares)		0
Outstanding shares unvested at the beginning of the period (in euros per share) | €		€ 0
Granted (in shares)		417,386
Granted (in euros per share) | €		€ 15.82
Vested (in shares)		0
Vested (in euros per share) | €		€ 0
Canceled (in shares)		0
Canceled (in euros per share) | €		€ 0
Forfeited (in shares)
Forfeited (in euros per share) | €
Outstanding shares unvested at the end of the period (in shares)		417,386	0
Outstanding shares unvested at the end of the period (in euros per share) | €		€ 15.82	€ 0
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding shares unvested at the beginning of the period (in shares)		8,824,943	4,316,256	0
Outstanding shares unvested at the beginning of the period (in euros per share) | €		€ 12.77	€ 14.62	€ 0
Granted (in shares)		3,419,898	5,186,760	4,499,970
Granted (in euros per share) | €		€ 12.41	€ 11.45	€ 14.62
Vested (in shares)		(365,601)	(310,968)	0
Vested (in euros per share) | €		€ 15.26	€ 16.11	€ 0
Canceled (in shares)		0	0	0
Canceled (in euros per share) | €			€ 0	€ 0
Forfeited (in shares)		(816,533)	(367,105)	(183,714)
Forfeited (in euros per share) | €		€ 12.51	€ 14.02	€ 14.62
Outstanding shares unvested at the end of the period (in shares)		11,062,707	8,824,943	4,316,256
Outstanding shares unvested at the end of the period (in euros per share) | €		€ 12.67	€ 12.77	€ 14.62
Replacement Stellantis RSU awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)	24,300,000
Replacement Stellantis RSU awards | FCA Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding shares unvested at the beginning of the period (in shares)		9,722,133	17,520,829	0
Outstanding shares unvested at the beginning of the period (in euros per share) | €		€ 9.95	€ 11.08	€ 0
Anti-dilution adjustment (in shares)		0	0	2,181,936
Anti-dilution adjustment (in euros per share) | €		€ 0	€ 0	€ 11.09
Granted (in shares)		0	0	24,321,968
Granted (in euros per share) | €		€ 0	€ 0	€ 11.14
Vested (in shares)		(9,597,921)	(6,923,401)	(8,438,777)
Vested (in euros per share) | €		€ 9.95	€ 10.19	€ 11.30
Canceled (in shares)		0	0	0
Canceled (in euros per share) | €		€ 0	€ 0	€ 0
Forfeited (in shares)		(124,212)	(875,295)	(544,298)
Forfeited (in euros per share) | €		€ 0	€ 10.05	€ 10.32
Outstanding shares unvested at the end of the period (in shares)		0	9,722,133	17,520,829
Outstanding shares unvested at the end of the period (in euros per share) | €		€ 9.95	€ 9.95	€ 11.08
Replacement Stellantis RSU awards | PSA Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding shares unvested at the beginning of the period (in shares)		6,422,078	11,573,960	8,576,981
Outstanding shares unvested at the beginning of the period (in euros per share) | €		€ 6.71	€ 7.9	€ 15.3
Anti-dilution adjustment (in shares)		0	0	7,278,029
Anti-dilution adjustment (in euros per share) | €		€ 0	€ 0	€ 0
Granted (in shares)		0	0	0
Granted (in euros per share) | €		€ 0	€ 0	€ 0
Vested (in shares)		(6,422,078)	(4,187,770)	(4,245,183)
Vested (in euros per share) | €		€ 6.71	€ 8.78	€ 9.15
Canceled (in shares)		0	0	0
Canceled (in euros per share) | €		€ 0	€ 0	€ 0
Forfeited (in shares)		0	(964,112)	(35,867)
Forfeited (in euros per share) | €		€ 0	€ 7.76	€ 8.99
Outstanding shares unvested at the end of the period (in shares)		0	6,422,078	11,573,960
Outstanding shares unvested at the end of the period (in euros per share) | €		€ 0	€ 6.71	€ 7.9